Accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Accounting policies
Accounting policies
IFRS 15 “Revenue recognition and deductions from revenue”
The Group derives its revenues by making, selling and distributing ready to drink beverages. The revenue from the sale of products is recognised at the point in time at which control passes to a customer, typically when products are delivered to a customer. A receivable is recognised by the Group at the point in time at which the right to consideration becomes unconditional.
The Group uses various promotional programmes under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, it is deemed to be variable consideration. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Variable consideration is only included to the extent that it is highly probable that the inclusion will not result in a significant revenue reversal in the future normal commercial terms.
Financing elements are not deemed present in our contracts with customers as the sales are made with credit terms not exceeding normal commercial terms. Taxes on sugared soft drinks, excise taxes and taxes on packaging are recorded on a gross basis (i.e. included in revenue) where the Group is the principal in the arrangement. Value added taxes are recorded on a net basis (i.e. excluded from revenue). The Group assesses these taxes and duties on a jurisdiction by jurisdiction basis to conclude on the appropriate accounting treatment.
The rest of the accounting policies applied by the Group are included in the relevant notes herein.
New and amended standards and interpretation
The Group has applied the following amendments for the first time in the year ended 31 December 2022.
Onerous contracts – Costs of fulfilling a contract – Amendments to IAS 37
The amendments clarify that when assessing whether a contract is onerous, an entity needs to include costs that relate directly to a contract capturing both the incremental costs of fulfilling a contract as well as an allocation of other costs directly related to contract activities. These amendments had no impact on the consolidated financial statements of the Group.
Property, plant and equipment: proceeds before intended use – Amendments to IAS 16
The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment (PP&E) any proceeds received from selling items produced while the entity is preparing the asset for its intended use. Instead, an entity recognises the proceeds from selling such items, and the costs of producing those items, in profit or loss. These amendments had no impact on the consolidated financial statements of the Group as there were no sales of such items.
IFRS 9 Financial instruments – Fees in the ‘10 per cent’ test for derecognition of financial liabilities
The pronouncement clarifies which fees should be included in the 10% test for derecognition of financial liabilities. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. The pronouncement had no impact on the consolidated financial statements of the Group as there were no modifications to the Group’s financial instruments during the period.
Reference to the Conceptual Framework – Amendments to IFRS 3
Minor amendments were made to IFRS 3 Business Combinations to update the reference to the Conceptual Framework for Financial Reporting and to add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets or IFRIC 21 Levies, if incurred separately. The exception requires entities to apply the criteria under IAS 37 or IFRIC 21, respectively, instead of the Conceptual Framework, to determine whether a present obligation exists at the acquisition date. The amendments also confirms that contingent assets should not be recognised at the acquisition date. These amendments had no impact on the consolidated financial statements of the Group as there were no acquisitions taking place during the period.
The Group has not early adopted any other standards, interpretations or amendments that have been issued but are not yet effective. These standards, interpretations or amendments are not expected to have a material impact to the Group in the current or future periods and on foreseeable future transactions.